Accounting for Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Accounting for Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities
Accounting for Derivative Instruments and Hedging Activities

ASC 815 requires NRG to recognize all derivative instruments on the balance sheet as either assets or liabilities and to measure them at fair value each reporting period unless they qualify for a NPNS exception. NRG may elect to designate certain derivatives as cash flow hedges, if certain conditions are met, and defer the effective portion of the change in fair value of the derivatives to accumulated OCI, until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

For derivatives designated as hedges of the fair value of assets or liabilities, the changes in fair value of both the derivative and the hedged transaction are recorded in current earnings.

For derivatives that are not designated as cash flow hedges or do not qualify for hedge accounting treatment, the changes in the fair value will be immediately recognized in earnings. Certain derivative instruments may qualify for the NPNS exception and are therefore exempt from fair value accounting treatment. ASC 815 applies to NRG's energy related commodity contracts, interest rate swaps, and foreign exchange contracts.

As the Company engages principally in the trading and marketing of its generation assets and retail business, some of NRG's commercial activities qualify for hedge accounting. In order for the generation assets to qualify, the physical generation and sale of electricity should be highly probable at inception of the trade and throughout the period it is held, as is the case with the Company's baseload plants. For this reason, many trades in support of NRG's baseload units normally qualify for NPNS or cash flow hedge accounting treatment, and trades in support of NRG's peaking unit's asset optimization will generally not qualify for hedge accounting treatment, with any changes in fair value likely to be reflected on a mark-to-market basis in the statement of operations. Most of the retail load contracts either qualify for the NPNS exception or fail to meet the criteria for a derivative and the majority of the retail supply and fuels supply contracts are recorded under mark-to-market accounting. All of NRG's hedging and trading activities are subject to limits within the Company's Risk Management Policy.

Energy-Related Commodities

To manage the commodity price risk associated with the Company's competitive supply activities and the price risk associated with wholesale power sales from the Company's electric generation facilities and retail power sales from Retail Businesses, NRG enters into a variety of derivative and non-derivative hedging instruments, utilizing the following:

•	Forward contracts, which commit NRG to purchase or sell energy commodities or purchase fuels in the future.

•	Futures contracts, which are exchange-traded standardized commitments to purchase or sell a commodity or financial instrument.

•	Swap agreements, which require payments to or from counter-parties based upon the differential between two prices for a predetermined contractual, or notional, quantity.

•	Option contracts, which convey to the option holder the right but not the obligation to purchase or sell a commodity.

•
Extendable swaps, which include a combination of swaps and options executed simultaneously for different periods. This combination of instruments allows NRG to sell out-year volatility through call options in exchange for natural gas swaps with fixed prices in excess of the market price for natural gas at that time. The above-market swap combined with its later-year call option are priced in aggregate at market at the trade's inception.

•	Weather and hurricane derivative products used to mitigate a portion of Reliant Energy's lost revenue due to weather.

The objectives for entering into derivative contracts designated as hedges include:

•	Fixing the price for a portion of anticipated future electricity sales that provides an acceptable return on the Company's electric generation operations.

•	Fixing the price of a portion of anticipated fuel purchases for the operation of NRG's power plants.

•	Fixing the price of a portion of anticipated power purchases for the Company's retail sales.

As of December 31, 2011, NRG had cash flow hedge energy-related derivative financial instruments extending through December 2013.

NRG's trading and hedging activities are subject to limits within the Company's Risk Management Policy. These contracts are recognized on the balance sheet at fair value and changes in the fair value of these derivative financial instruments are recognized in earnings.

As of December 31, 2011, NRG had energy-related derivative financial instruments, and other energy-related contracts that did meet the definition of derivative instruments extending through December 2039. As of December 31, 2011, NRG's derivative assets and liabilities consisted primarily of the following:

•	Forward and financial contracts for the purchase/sale of electricity and related products economically hedging NRG's generation assets' forecasted output or NRG's retail load obligations through 2017.

•	Forward and financial contracts for the purchase of fuel commodities relating to the forecasted usage of NRG's generation assets through 2017.

Also, as of December 31, 2011, NRG had other energy-related contracts that qualified for the NPNS exception and were therefore exempt from fair value accounting treatment as follows:

•	Power sales and capacity contracts extending through 2025.

Also, as of December 31, 2011, NRG had other energy-related contracts that did not meet the definition of derivatives as follows:

•	Load-following forward electric sale contracts extending through 2026;

•	Power Tolling contracts through 2039;

•	Lignite purchase contract through 2018;

•	Power transmission contracts through 2015;

•	Natural gas transportation contracts and storage agreements through 2018; and

•	Coal transportation contracts through 2016.

Interest Rate Swaps

NRG is exposed to changes in interest rates through the Company's issuance of variable and fixed rate debt. In order to manage the Company's interest rate risk, NRG enters into interest rate swap agreements. As of December 31, 2011, NRG had interest rate derivative instruments on recourse debt extending through 2013 and on non-recourse debt extending through 2029, the majority of which are designated as cash flow hedges.

Volumetric Underlying Derivative Transactions

The following table summarizes the net notional volume buy/(sell) of NRG's open derivative transactions broken out by commodity, excluding those derivatives that qualified for the NPNS exception as of December 31, 2011, and December 31, 2010. Option contracts are reflected using delta volume. Delta volume equals the notional volume of an option adjusted for the probability that the option will be in-the-money at its expiration date.

		Total Volume
Commodity	Units	December 31, 2011	December 31, 2010
		(In millions)
Emissions	Short Ton	(2)	—
Coal	Short Ton	37	34
Natural Gas	MMBtu	13	(175)
Oil	Barrel	1	1
Power	MWh	4	5
Capacity	MW/Day	—	(1)
Interest	Dollars	$2,121	$2,782

Fair Value of Derivative Instruments

The Company has elected to disclose derivative assets and liabilities on a trade-by-trade basis and does not offset amounts at the counterparty master agreement level. Also, collateral received or paid on the Company's derivative assets or liabilities are recorded on a separate line item on the balance sheet. The Company has chosen not to offset positions as permitted in ASC 815. As of December 31, 2011, the Company recorded $311 million of cash collateral paid and $258 million of cash collateral received on its balance sheet.

The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets		Derivative Liabilities
(In millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives Designated as Cash Flow or Fair Value Hedges:
Interest rate contracts current	$—	$—	$39	$17
Interest rate contracts long-term	—	—	68	71
Commodity contracts current	318	392	—	2
Commodity contracts long-term	—	217	1	—
Total Derivatives Designated as Cash Flow or Fair Value Hedges	318	609	108	90
Derivatives Not Designated as Cash Flow or Fair Value Hedges:
Interest rate contracts long-term	—	—	1	—
Commodity contracts current	3,898	1,572	3,712	1,666
Commodity contracts long-term	450	541	394	294
Total Derivatives Not Designated as Cash Flow or Fair Value Hedges	4,348	2,113	4,107	1,960
Total Derivatives	$4,666	$2,722	$4,215	$2,050

Accumulated Other Comprehensive Income

The following tables summarize the effects on NRG's accumulated OCI balance attributable to cash flow hedge derivatives, net of tax:

	Year Ended December 31, 2011
	Energy Commodities	Interest Rate	Total
	(In millions)
Accumulated OCI balance at December 31, 2010	$488	$(47)	$441
Reclassified from accumulated OCI to income:
- Due to realization of previously deferred amounts	(374)	12	(362)
Mark-to-market of cash flow hedge accounting contracts	74	(21)	53
Accumulated OCI balance at December 31, 2011, net of $87 tax	$188	$(56)	$132
Gains/(losses) expected to be realized from OCI during the next 12 months, net of $71 tax	$145	$(23)	$122
Gains recognized in income from the ineffective portion of cash flow hedges	$28	$3	$31

	Year Ended December 31, 2010
	Energy Commodities	Interest Rate	Total
	(In millions)
Accumulated OCI balance at December 31, 2009	$461	$(55)	$406
Reclassified from accumulated OCI to income:
- Due to realization of previously deferred amounts	(474)	1	(473)
Mark-to-market of cash flow hedge accounting contracts	501	7	508
Accumulated OCI balance at December 31, 2010, net of $268 tax	$488	$(47)	$441
Gains recognized in income from the ineffective portion of cash flow hedges	$—	$1	$1

	Year Ended December 31, 2009
	Energy Commodities	Interest Rate	Total
	(In millions)
Accumulated OCI balance at December 31, 2008	$406	$(91)	$315
Reclassified from accumulated OCI to income:
- Due to realization of previously deferred amounts	(335)	1	(334)
- Due to discontinuance of cash flow hedge accounting	(137)	—	(137)
Mark-to-market of cash flow hedge accounting contracts	527	35	562
Accumulated OCI balance at December 31, 2009, net of $247 tax	$461	$(55)	$406
Gains/(losses) recognized in income from the ineffective portion of cash flow hedges	$45	$(4)	$41

Amounts reclassified from accumulated OCI into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to operating revenue for commodity contracts and interest expense for interest rate contracts.

Accounting guidelines require a high degree of correlation between the derivative and the hedged item throughout the period in order to qualify as a cash flow hedge. As of July 31, 2011, the Company's regression analysis for natural gas prices to ERCOT power prices, while positively correlated, did not meet the required threshold for cash flow hedge accounting for calendar years 2011. As a result, the Company de-designated its 2011 ERCOT cash flow hedges as of July 31, 2011, and prospectively marked these derivatives to market through the income statement.

The following table summarizes the amount of unrealized gain/(loss) resulting from fair value hedges reflected in interest income/(expense) for interest rate contracts:

	Year Ended December 31,
(In millions)	2011	2010	2009
Derivative	$—	$(8)	$(6)
Senior Notes (hedged item)	—	11	6

Impact of Derivative Instruments on the Statement of Operations

Unrealized gains and losses associated with changes in the fair value of derivative instruments not accounted for as cash flow hedges and ineffectiveness of hedge derivatives are reflected in current period earnings.

The following table summarizes the pre-tax effects of economic hedges that have not been designated as cash flow hedges, ineffectiveness on cash flow hedges, and trading activity on NRG's statement of operations. These amounts are included within operating revenues and cost of operations.

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Unrealized mark-to-market results
Reversal of previously recognized unrealized losses/(gains) on settled positions related to economic hedges	$54	$(171)	$(68)
Reversal of loss positions acquired as part of the Reliant Energy acquisition as of May 1, 2009	72	223	656
Reversal of previously recognized unrealized losses due to the termination of positions related to the CSRA unwind	—	—	80
Reversal of loss positions acquired as part of the Green Mountain Energy acquisition as of November 5, 2010	35	13	—
Net unrealized (losses)/gains on open positions related to economic hedges	(33)	(153)	22
Gains on ineffectiveness associated with open positions treated as cash flow hedges	28	—	45
Total unrealized mark-to-market gains/(losses) for economic hedging activities	156	(88)	735
Reversal of previously recognized unrealized losses/(gains) on settled positions related to trading activity	21	68	(157)
Net unrealized gains/(losses) on open positions related to trading activity	42	(5)	(26)
Total unrealized mark-to-market gains/(losses) for trading activity	63	63	(183)
Total unrealized gains/(losses)	$219	$(25)	$552

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Revenue from operations — energy commodities	$388	$(136)	$(290)
Cost of operations	(169)	111	842
Total impact to statement of operations	$219	$(25)	$552

Reliant Energy's loss positions were acquired as of May 1, 2009, and valued using forward prices on that date. Green Mountain Energy's loss positions were acquired as of November 5, 2010, and valued using forward prices on that date. The roll-off amounts were offset by realized losses at the settled prices and are reflected in the cost of operations during the same period.

For the year ended December 31, 2011, the $33 million loss from economic hedge positions was the result of a decrease in value of forward purchases and sales of natural gas, electricity and fuel due to a decrease in forward power and gas prices.

For the year ended December 31, 2010, the $153 million loss from economic hedge positions was the result of forward purchases and sales of natural gas, electricity and fuel due to decrease in forward power and gas prices.

Credit Risk Related Contingent Features

Certain of the Company's hedging agreements contain provisions that require the Company to post additional collateral if the counterparty determines that there has been deterioration in credit quality, generally termed "adequate assurance" under the agreements, or require the Company to post additional collateral if there were a one notch downgrade in the Company's credit rating. The collateral required for contracts that have adequate assurance clauses that are in net liability positions as of December 31, 2011, was $69 million. The collateral required for contracts with credit rating contingent features that are in a net liability position as of December 31, 2011, was $35 million. The Company is also a party to certain marginable agreements where NRG has a net liability position, but the counterparty has not called for the collateral due, which is approximately $15 million as of December 31, 2011.

See Note 5, Fair Value of Financial Instruments, for discussion regarding concentration of credit risk.